Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instrument [Abstract]
Summary of Trade Receivables, Net

	As of December 31,
	2022	2021
At amortized cost
Trade receivables	$17,225	$18,041
Accumulated impairment losses	(1,082)	(1,416)
	$16,143	$16,625

Summary of Estimated Expected Credit Losses Based on Past Due Days
Trade receivables of battery swapping service

	As of December 31, 2022
	Not Overdue	Overdue under 30 Days	Overdue 31-120 Days	Over 121 Days	Total
Expected credit loss rate	0%	0%	50%	100%
Gross carrying amount	$12,095	$118	$78	$900	$13,191
Impairment losses (Lifetime ECL)	—	—	(39)	(900)	(939)
Amortized cost	$12,095	$118	$39	$—	$12,252

	As of December 31, 2021
	Not Overdue	Overdue under 30 Days	Overdue 31-120 Days	Over 121 Days	Total
Expected credit loss rate	0%	0%	50%	100%
Gross carrying amount	$10,776	$186	$66	$1,239	$12,267
Impairment losses (Lifetime ECL)	—	—	(33)	(1,239)	(1,272)
Amortized cost	$10,776	$186	$33	$—	$10,995
Trade receivables other than battery swapping service

	As of December 31, 2022
	0-90 Days	91-180 Days	181-365 Days	Over 365 Days	Total
Expected credit loss rate	0%	30%	50%	100%
Gross carrying amount	$3,816	$97	$12	$109	$4,034
Impairment losses (Lifetime ECL)	—	(28)	(6)	(109)	(143)
Amortized cost	$3,816	$69	$6	$—	$3,891

	As of December 31, 2021
	0-90 Days	91-180 Days	181-365 Days	Over 365 Days	Total
Expected credit loss rate	0%	30%	50%	100%
Gross carrying amount	$5,553	$109	$1	$111	$5,774
Impairment losses (Lifetime ECL)	—	(33)	—	(111)	(144)
Amortized cost	$5,553	$76	$1	$—	$5,630

Summary of the Loss Allowance of Trade Receivables
The movements of the accumulated impairment losses of trade receivables were as follows:

	For the Year Ended December 31,
	2022	2021	2020
Balance as of January 1	$1,416	$904	$229
Amount recognized in profit or loss	523	519	642
Write-off	(726)	(26)	(13)
Exchange differences on translation	(131)	19	46
Balance as of December 31	$1,082	$1,416	$904